NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)	3 Months Ended				6 Months Ended		12 Months Ended
	Sep. 30, 2019 USD ($) vendors $ / shares shares	Jun. 30, 2019 customers	Sep. 30, 2018 USD ($) vendors shares	Jun. 30, 2018 vendors	Sep. 30, 2019 USD ($) customers vendors $ / shares shares	Sep. 30, 2018 USD ($) customers vendors shares	Mar. 31, 2019 USD ($) vote customers vendors $ / shares shares	Mar. 31, 2018 USD ($) $ / shares shares	Mar. 12, 2019 $ / shares	Apr. 25, 2018 shares	Nov. 02, 2017 USD ($) shares	May 03, 2017 shares	Mar. 30, 2016 USD ($) shares	Feb. 29, 2016 USD ($)	Jan. 21, 2016 shares	Dec. 30, 2015 $ / shares shares	Dec. 29, 2015 vote $ / shares shares	Oct. 08, 2013 $ / shares shares	Oct. 07, 2013 shares	May 31, 2013 $ / shares	May 31, 2011 $ / shares shares
Common Stock, Shares Authorized	200,000,000				200,000,000		200,000,000	200,000,000		5,171,612					200,000,000	22,500,000	1,125,000,000				75,000,000
Common Stock, Par Value Per Share | $ / shares	$ 0.001				$ 0.001		$ 0.001	$ 0.001	$ 2.50							$ 0.001	$ 0.001			$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	100,000,000				100,000,000		100,000,000	100,000,000											100,000,000
Preferred Stock, Par Value Per Share | $ / shares	$ 0.001				$ 0.001		$ 0.001	$ 0.001
Cash and cash equivalents | $	$ 6,870,906				$ 6,870,906		$ 11,032,451	$ 988,905
Advertising Expense | $							374,500	479,524
Selling expenses | $	1,496,708		$ 1,376,967		2,928,163	$ 2,900,243	$ 5,393,253	$ 2,664,931
Lease liability | $	98,095				98,095									$ 140,000
Right of use asset | $	84,832				84,832									$ 124,000
Stock compensation expense | $	$ 162,605				$ 1,266,345
Employee Stock Option [Member]
Antidilutive securities excluded from computation of earnings per share, amount					493,144	1,738,216	1,236,510
Warrant [Member]
Antidilutive securities excluded from computation of earnings per share, amount					422,821	3,203,303	3,190,479	887,348
Convertible Preferred Stock [Member]
Antidilutive securities excluded from computation of earnings per share, amount					1,500,000	1,500,000	1,500,000	1,500,000
Equipment [Member]
Property, plant and equipment, estimated useful lives, years							5 years
Equipment under capital lease [Member]
Property, plant and equipment, estimated useful lives, years							3 year
Series A Preferred Stock [Member]
Preferred Stock, Par Value Per Share | $ / shares																		$ 0.001
Preferred Stock, Shares Issued							20,000,000											20,000,000
Preferred Stock, votes per share of Series A Preferred Stock | vote							0.2										10
Series C Preferred Stock [Member]
Preferred Stock, Shares Authorized													3,000,000
Preferred Stock, Shares Issued	1,500,000				1,500,000		1,500,000	1,500,000
Terms of conversion of Preferred Stock, consolidated revenue threshold | $													$ 15,000,000
Series D Preferred Stock [Member]
Preferred Stock, Shares Authorized											5,000,000	3,000,000
Preferred Stock, Shares Issued	3,800,000		3,800,000		3,800,000	3,800,000	3,800,000	3,800,000
Terms of conversion of Preferred Stock, consolidated revenue threshold | $											$ 40,000,000
Accounts Receivable [Member]
Number of major customers | customers					2	2	2
Concentration Risk, Percentage					41.00%	33.00%	46.00%
Accounts Receivable [Member] | Customer 1 [Member]
Concentration Risk, Percentage					23.00%	17.00%	28.00%
Accounts Receivable [Member] | Customer 2 [Member]
Concentration Risk, Percentage					18.00%	16.00%	18.00%
Revenues [Member]
Number of major customers | customers		2			2	2	2
Concentration Risk, Percentage		41.00%			41.00%	40.00%	43.00%
Revenues [Member] | Customer 1 [Member]
Concentration Risk, Percentage		24.00%			24.00%	24.00%	25.00%
Revenues [Member] | Customer 2 [Member]
Concentration Risk, Percentage		17.00%			17.00%	16.00%	18.00%
Purchases [Member]
Number of major vendors | vendors	2		3	3	3	3	2
Concentration Risk, Percentage	43.00%		58.00%	58.00%	54.00%	58.00%	50.00%
Purchases [Member] | Vendor 1 [Member]
Concentration Risk, Percentage	24.00%		33.00%	35.00%	23.00%	35.00%	34.00%
Purchases [Member] | Vendor 2 [Member]
Concentration Risk, Percentage	19.00%		13.00%	12.00%	20.00%	12.00%	16.00%